Financial instruments and risk management (Detail) - Currency Risk € in Thousands, ZAR in Thousands, RSD in Thousands, MKD in Thousands, CAD in Thousands, AUD in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 ZAR	Dec. 31, 2017 AUD	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 RSD	Dec. 31, 2017 MKD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 ZAR	Dec. 31, 2016 AUD	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 RSD	Dec. 31, 2016 MKD
Statement Line Items [Line Items]
Cash and cash equivalents	$ 59,504							$ 56,014
Accounts receivable	32,006							14,986
Payables and accruals	$ 62,943,000							$ 64,730
Currency Risk [Member] | CAD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | CAD		CAD 873							CAD 3,370
Accounts receivable | CAD		305							314
Payables and accruals | CAD		(8,722)							(14,755)
Net financial assets (liabilities) | CAD		CAD (7,544)							CAD (11,071)
USD foreign exchange rate	0.8	0.8	0.8	0.8	0.8	0.8	0.8	0.74	0.74	0.74	0.74	0.74	0.74	0.74
Balance sheet exposure in equivalent USD	$ (6,014)							$ (8,221)
Currency Risk [Member] | ZAR [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | ZAR			ZAR 508							ZAR 500
Accounts receivable | ZAR
Payables and accruals | ZAR			(6,117)							(2,640)
Net financial assets (liabilities) | ZAR			ZAR (5,609)							ZAR (2,140)
USD foreign exchange rate	0.08	0.08	0.08	0.08	0.08	0.08	0.08	0.07	0.07	0.07	0.07	0.07	0.07	0.07
Balance sheet exposure in equivalent USD	$ (454)							$ (156)
Currency Risk [Member] | AUD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | AUD
Accounts receivable | AUD
Payables and accruals | AUD				(118)							(121)
Net financial assets (liabilities) | AUD				AUD (118)							AUD (121)
USD foreign exchange rate	0.78	0.78	0.78	0.78	0.78	0.78	0.78	0.72	0.72	0.72	0.72	0.72	0.72	0.72
Balance sheet exposure in equivalent USD	$ (92)							$ (87)
Currency Risk [Member] | EUR [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | €					€ 221							€ 450
Accounts receivable | €
Payables and accruals | €					(585)							(576)
Net financial assets (liabilities) | €					€ (364)							€ (126)
USD foreign exchange rate	1.2	1.2	1.2	1.2	1.2	1.2	1.2	1.05	1.05	1.05	1.05	1.05	1.05	1.05
Balance sheet exposure in equivalent USD	$ (436)							$ (132)
Currency Risk [Member] | RSD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | RSD						RSD 746							RSD 27,606
Accounts receivable | RSD						91,650							154,850
Payables and accruals | RSD						(321,498)							(610,122)
Net financial assets (liabilities) | RSD						RSD (229,102)							RSD (427,667)
USD foreign exchange rate	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01	0.01
Balance sheet exposure in equivalent USD	$ (2,384)							$ (3,628)
Currency Risk [Member] | MKD [Member]
Statement Line Items [Line Items]
Cash and cash equivalents | MKD							MKD 5,172							MKD 9,083
Accounts receivable | MKD							1,049							1,330
Payables and accruals | MKD							(723)							(270)
Net financial assets (liabilities) | MKD							MKD 5,498							MKD 10,143
USD foreign exchange rate	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02	0.02
Balance sheet exposure in equivalent USD	$ 108							$ 174